SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Inventories written down	$ 2,393	$ 16,922
Deferred revenue accrued	$ 0	$ 0
Statutory US federal corporate income tax rate	35.00%	21.00%
Interest and penalties	$ 0	$ 0